Cover	May 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2021
Entity File Number	001-38176
Entity Registrant Name	Venator Materials PLC
Entity Central Index Key	0001705682
Entity Tax Identification Number	98-1373159
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Titanium House
Entity Address, Address Line Two	Hanzard Drive
Entity Address, Address Line Three	Wynyard Park
Entity Address, City or Town	Stockton-On-Tees
Entity Address, Country	GB
Entity Address, Postal Zip Code	TS22 5FD
Country Region	44
City Area Code	1740
Local Phone Number	608 001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.001 per share
Trading Symbol	VNTR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false